Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 27, 2023	Sep. 30, 2024
Repayment of origination loan, percentage		33.30%
Principal amount	$ 1,000,000	$ 500,000
Advanced payment	$ 200,000
Commitment fee rate	5.00%
Corby Marshall [Member]
Proceeds from services		$ 500